Submission	Aug. 22, 2024
Submission [Line Items]
Central Index Key	0001489096
Registrant Name	Thermon Group Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES